Subsequent Events - Additional Information (Detail)	12 Months Ended	1 Months Ended		1 Months Ended		1 Months Ended
	Feb. 27, 2011	Apr. 30, 2013 Debt holders [Member] Subsequent Event [Member]	Apr. 30, 2013 Debt holders [Member] Series B ordinary shares [Member] Subsequent Event [Member]	Feb. 24, 2013 Debt holders [Member] Series B preferred shares [Member] Subsequent Event [Member]	Apr. 30, 2013 Debt holders [Member] Series B preferred shares [Member] Subsequent Event [Member]	Apr. 30, 2013 Notesholder [Member] Subsequent Event [Member]	Apr. 30, 2013 Notesholder [Member] Series B ordinary shares [Member] Subsequent Event [Member]	Apr. 30, 2013 Notesholder [Member] Series B preferred shares [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of additional ordinary stock issued from total stock issued	7.50%	7.50%				0.83%
Percentage of additional preferred stock issued from total stock issued	7.50%	7.50%				0.83%
Aggregate ordinary stock issued			3,324,059.20				367,862.57
Aggregate ordinary stock issued					756,986.00			83,773.11
Shareholder agreement date				Apr. 08, 2010